Other Finance Expenses (Tables)	6 Months Ended
Jun. 30, 2022
Other Finance Expenses
Schedule of components of interest cost

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands)	2022	2021	2022	2021
Interest expense	$7,449	$6,148	$13,574	$12,418
Amortization of debt issuance cost and fair value of debt assumed	852	656	1,452	1,758
Total interest cost	$8,301	$6,804	$15,026	$14,176

Schedule of components of other finance expense

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands)	2022	2021	2022	2021
Bank fees, charges	$(3)	$132	$89	$215
Commitment fees	106	118	223	194
Total other finance expense	$103	$250	$312	$409